Note 4 - Restricted Cash (Details) - USD ($)	3 Months Ended	6 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2017	Mar. 31, 2016	Sep. 30, 2016	Sep. 30, 2015
Details
Refund of reclamation and road use bonds	$ 4,050	$ 379,175	$ 85,005	$ 85,005	$ 207,192